TURNER FUNDS

Turner Concentrated Growth Fund

Turner Core Growth Fund

Turner Emerging Growth Fund

Turner Large Cap Growth Fund

Turner Midcap Growth Fund

Turner New Enterprise Fund

Turner Small Cap Growth Fund

Turner International Core Growth Fund

Turner Quantitative Broad Market Equity Fund

Turner Small Cap Equity Fund

Turner Quantitative Large Cap Value Fund

Institutional Class

Investor Class

Retirement Class

Supplement dated September 13, 2010

to the Statement of Additional Information (“SAI”) dated January 31, 2010, as supplemented May 25, 2010 and June 11, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED SHALL HAVE THE MEANING GIVEN TO THEM IN THE SAI.

Effective October 1, 2010, Foreside Fund Services, LLC shall be the distributor of the Turner Funds and shall replace SEI Investments Distribution Co. in that capacity.

In accordance with this change, the first three sentences in the first paragraph under the heading “Distribution” on pages 57 and 58 of the SAI are deleted in their entirety and replaced with the following:

“The Funds’ shares are offered on a continuous basis by Foreside Fund Services, LLC (the “Distributor”). The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.  The Distributor’s principal place of business is Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor is not affiliated with the Adviser, the transfer agent or with Citigroup or their affiliates.”

All other references in the SAI to the “Distributor” shall refer to Foreside Fund Services, LLC, effective as of October 1, 2010.

****

Effective October 1, 2010, Citi Fund Services Ohio, Inc. shall be the sub-administrator of the Turner Funds and shall replace SEI Investments Global Funds Services in that capacity.

In accordance with this change, the second paragraph under the heading “The Administrator” on page 56 of the SAI is deleted in its entirety and replaced with the following:

“Citi Fund Services Ohio, Inc. (“Citi”) serves as the Trust’s Sub-Administrator.  Citi has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219.”

****

Effective October 1, 2010, Citibank, N.A. shall be the custodian of the Turner Funds and shall replace PFPC Trust Company in that capacity.

In accordance with this change, the reference to “PFPC Trust Company” in the fourth sentence in the fourth full paragraph on page 15 of the SAI is replaced with “Citibank, N.A.”

The paragraph under the heading “Custodian” on page 88 of the SAI is deleted in its entirety and replaced with the following:

“Citibank, N.A., 388 Greenwich Street, New York, New York 10013, acts as the custodian (the “Custodian”) of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.  Citibank, N.A. may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.”

All other references in the SAI to the “Custodian” shall refer to Citibank, N.A., effective as of October 1, 2010.

****

Effective December 15, 2010, Ty S. Edwards, Senior Vice President, Financial Services, Citi Fund Services, shall replace Michael Lawson as Controller and Chief Financial Officer of the Trust.

In accordance with this change, the last sentence in the second paragraph under the heading “Trustees and Officers of the Trust” on page 60 of the SAI is hereby deleted.

The following information replaces the information for Michael Lawson in the chart on page 62 of the SAI:

Name, Address and Age (1)	Position Held with Trust and Length of Service (2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Ty S. Edwards (43)	Controller and Chief Financial Officer (since 2010)	Director, Product Management, Columbia Management (2007-2009); Deputy Treasurer, Columbia Funds, (2006-2007); Director, Fund Administration, Columbia Management (2004-2007).	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-SAIS-30-02)

TURNER FUNDS

Turner Concentrated Growth Fund

Turner Core Growth Fund

Turner Emerging Growth Fund

Turner Large Cap Growth Fund

Turner Midcap Growth Fund

Turner New Enterprise Fund

Turner Small Cap Growth Fund

Turner International Core Growth Fund

Turner Quantitative Broad Market Equity Fund

Turner Small Cap Equity Fund

Turner Quantitative Large Cap Value Fund

Institutional Class

Investor Class

Retirement Class

Supplement dated September 13, 2010

to the Prospectus dated January 31, 2010, as supplemented May 25, 2010 and June 11, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.  CAPITALIZED TERMS USED IN THIS SUPPLEMENT AND NOT OTHERWISE DEFINED SHALL HAVE THE MEANING GIVEN TO THEM IN THE PROSPECTUS.

Effective October 1, 2010, Foreside Fund Services, LLC shall be the distributor of the Turner Funds and shall replace SEI Investments Distribution Co. in that capacity.

In accordance with this change, the first paragraph under the heading “Distribution of Fund Shares” on page 55 of the Prospectus is deleted in its entirety and replaced with the following:

“Foreside Fund Services, LLC (the “Distributor”), a registered broker dealer, serves as Distributor of the Funds.”

All other references in the Prospectus to the “Distributor” shall refer to Foreside Fund Services, LLC, effective as of October 1, 2010.

The heading “Distributor” and description thereunder on the back cover of the Prospectus is deleted in its entirety and replaced with the following:

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME  04101

****

Effective October 1, 2010, Citi Fund Services Ohio, Inc. shall be the sub-administrator of the Turner Funds and shall replace SEI Investments Global Funds Services in that capacity.

In accordance with this change, the second sentence in the first paragraph under the heading “Administrator” on page 46 of the Prospectus is deleted in its entirety and replaced with the following:

“Under a separate sub-administration agreement between Turner and Citi Fund Services Ohio, Inc. (“Citi”), Citi provides sub-administrative services to the Funds.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

(TUR-FS-30-02)